Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

6. Stockholders’ Equity

On September 30, 2019, the board of directors (the “Board”) and stockholders of the Company adopted the Greenwich LifeSciences, Inc. 2019 Equity Incentive Plan pursuant to which the Company reserved 1,498,128 shares of common stock without any issuance of common stock or options under the plan. In addition, on September 30, 2019, the Board authorized the Company to enter into lock-up/leak-out agreements with its stockholders; the size of the Board was increased from three to five members; two new members were appointed to the Board; $12 million of related party payables and 2,675,602 warrants were exchanged for 8,012,684 shares of the Company’s common stock; 155,433 shares of the Company’s common stock were issued upfront at no value in consideration for services; and 908,242 shares of the Company’s common stock were authorized to be issued at a $2,037,000 value based on various vesting schedules which vesting schedules commenced on October 1, 2019 and continue to vest on the first day of each subsequent month.

As of September 30, 2020, 306,069 of the 908,242 shares of the common stock grant had vested at a $686,880 value and 602,173 of these shares remain unvested and unrecognized at a $1,354,889 value. In January, February, and March 2020, a total of 77,571 shares of common stock grants had vested at a $173,943 value. In April, May, and June 2020, a total of 77,571 shares of common stock grants had vested at a $173,943 value. In July, August, and September 2020, a total of 73,356 shares of common stock grants had vested at a $165,051 value. For the nine months ended September 30, 2020, a total of 228,498 shares of common stock grants had vested at a $512,937 value.

On June 22, 2020, the Company filed an amendment to its Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), to effectuate a 1-for-2.67 reverse stock split of the Company’s issued and outstanding common and preferred stock. No fractional shares were issued and any fractional shares resulting from the stock split were rounded up to the nearest whole share. All common and preferred stock share and per-share data and conversion or exercise price data for applicable common stock equivalents included in these financial statements have been retroactively adjusted to reflect the reverse stock split.

Deferred offering costs totaled $42,580 as of September 30, 2020, and included $21,900 in filing agent expenses, and $20,680 in auditor expenses.

No new equity was raised in 2019.

Initial Public Offering (IPO)

On September 25, 2020, the Company completed its initial public offering (the “IPO”) pursuant to which it issued and sold 1,260,870 shares of its common stock at a public offering price of $5.75 per share for gross proceeds of $7,250,002 and net proceeds of $6,207,502, after deducting underwriting discounts and commissions and offering expenses borne by the Company, which totaled $1,042,500. In addition, the Company granted the underwriters a 45-day option to purchase up to 189,130 additional shares of common stock at the public offering price, less offering expenses, to cover over-allotments, if any.

On September 29, 2020, in connection with the completion of the IPO, the Company converted all of the outstanding shares of Series A Preferred Stock into an aggregate of 1,520,937 shares of common stock, all of the outstanding shares of Series B Preferred Stock into an aggregate of 129,267 shares of common stock, all of the outstanding shares of Series C Preferred Stock into an aggregate of 66,575 shares of common stock and all of the outstanding shares of Series D Preferred Stock into an aggregate of 305,990 shares of common stock upon the closing of the IPO, which included the issuance of an aggregate of 42,404 additional shares of common stock upon the issuance and conversion of an additional 42,404 shares of Series D Preferred Stock issuable in connection with the IPO as a result of the anti-dilution protection set forth in the Company’s Certificate of Incorporation; based upon the IPO price of $5.75 per share.

On September 29, 2020, in connection with the completion of the IPO, the Board and stockholders of the Company approved the Company’s Second Amended and Restated Bylaws and the filing of the Company’s Second Amended and Restated Certificate of Incorporation with the Delaware Secretary of State which authorizes the Company to issue 100,000,000 shares of common stock with a par value of $0.001 per share and 10,000,000 shares of preferred stock with a par value of $0.001 per share. In addition, on September 29, 2020, the Company entered into an employment agreement with Snehal Patel pursuant to which Mr. Patel will serve as the Company’s Chief Executive Officer as described in the Company Current Report on Form 8-K filed with the SEC on October 1, 2020.

Warrants

Prior to the IPO, there were no outstanding warrants to purchase shares of common stock accounted for as equity or liabilities.

On September 25, 2020, in connection with the IPO, the underwriter, Aegis Capital Corp., was issued a warrant to purchase 100,870 shares of common stock, representing 8% of the number of shares sold in the IPO, excluding the over-allotment option. The warrants will be exercisable at any time and from time to time, in whole or in part, during a period commencing March 24, 2021 and expiring September 24, 2025. The warrants will be exercisable at a price equal to $7.1875 per share, which represents 125% of the public offering price per share of common stock sold in the IPO. In the event that a registration statement registering the common stock underlying the warrants is not effective, the warrants may be exercised on a cashless basis. If the warrants are exercised for cash within the first six months of the period in which they are exercisable, the exercise price will be equal to 97% of 125% of the public offering price or $6.9718 per share.

At September 30, 2020, outstanding warrants to purchase shares of common stock accounted for as equity or liabilities were as follows with an aggregate intrinsic value as of September 30, 2020 of zero:

Shares Underlying
Outstanding	Exercise	Expiration
Warrants	Price(1)	Date(1)

100,870	$7.1875	September 24, 2025
100,870

(1)	The warrants are exercisable at any time and from time to time, in whole or in part, during a period commencing March 24, 2021 and expiring September 24, 2025. The exercise price of the warrants is $7.1875 per share or $6.9718 per share if the warrants are exercised for cash within the first six months of the period in which they are exercisable.

7. Stockholders’ Deficit

In 2019, an aggregate total of 8,255,052 shares of the Company’s common stock were issued to retire all related party payables, to cancel all warrants, and to compensate and incentivize management, directors, and consultants.

On September 30, 2019, the board of directors (the “Board”) and stockholders of the Company adopted the Greenwich LifeSciences, Inc. 2019 Equity Incentive Plan setting aside and reserving 1,498,128 shares of common stock without any issuance of common stock or options under the plan. In addition, on September 30, 2019, the Board authorized the Company to enter into a lock-up/leak-out agreement with its shareholders, the size of the Board was increased from three to five members, two new members were appointed to the Board, $12 million of related party payables and 2,675,602 warrants were exchanged for 8,012,684 shares of the Company’s common stock, and 155,433 shares of the Company’s common stock were issued upfront at no value in consideration for services and 908,242 shares of the Company’s common stock were authorized to be issued at $2,037,000 value based on various vesting schedules that start monthly vesting on October 1, 2019 and on the first day of each subsequent month.

As of December 31, 2019, 77,571 shares of the 908,242 shares of the common stock grant has vested at $173,943 value and 830,671 shares remain unvested and unrecognized at $1,863,057 value.

On December 30, 2019, the Company issued a consultant 9,364 shares of the Company’s common stock for services rendered at $21,000 value.

Pursuant to ASU 2018-07, “Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting,” the Company’s warrants were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $0.00; b) risk-free rate of 0.49%; c) volatility factor of 109%; d) dividend yield of 0.00%. Based on the valuation, the warrants had no value on the grant date of September 30, 2019.

In addition, the Company modified the exercise price of all 2,675,602 warrants to $0 on the modification date of September 30, 2019, and thus the Company exchanged the 2,675,602 warrants for 2,675,602 shares of the Company’s common stock at no value on the modification date. The warrants were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $0.00; b) risk-free rate of 0.49%; c) volatility factor of 109%; d) dividend yield of 0.00%. Based on the valuation, the modified warrants had no value on the modification date of September 30, 2019. Therefore, no incremental expense was recorded due to the modification.

No new equity was raised in 2019 and 2018, except for the transfer of preferred stock from one custodian to another which included the final transaction for the purchase of 18,727 shares of Series D Preferred Stock from a custodian in 2018 at the original issuance price of $5.34 per share.

As of December 31, 2019, the Company has 1,520,937 shares of Series A Preferred Stock issued and outstanding with a purchase price and conversion price of $0.267 per share.

As of December 31, 2019, the Company has 129,267 shares of Series B Preferred Stock issued and outstanding with a purchase price and conversion price of $1.335 per share with anti-dilution protection of 50% of the subsequent round price if a subsequent round is priced at or below $2.67 per share and a floor of $0.534 per share to limit the anti-dilution protection.

As of December 31, 2019, the Company has 66,575 shares of Series C Preferred Stock issued and outstanding with a purchase price and conversion price of $2.67 per share with anti-dilution protection of 66.7% of the subsequent round price if a subsequent round is priced at or below $4.005 per share and a floor of $0.801 per share to limit the anti-dilution protection.

As of December 31, 2019, the Company has 263,586 shares of Series D Preferred Stock issued and outstanding with a purchase price and conversion price of $5.34 per share with anti-dilution protection of 80% of the subsequent round price if a subsequent round is priced at or below $6.675 per share and a floor of $0.801 per share to limit the anti-dilution protection.

The Series A Preferred Stock has liquidation preference over the Series B Preferred Stock, which has liquidation preference over the Series C Preferred Stock, which has liquidation preference over the Series D Preferred Stock. The holders of preferred stock shall be entitled to receive dividends, on a pari passu basis with the common stock, when, as and if dividends are declared by the Company’s board of directors. Each holder of preferred stock shall be entitled to a number of votes equal to the number of whole shares of common stock into which such holder’s shares of preferred stock could then be converted and shall have voting rights and powers equal to the voting rights and powers of the common stock. Each share of preferred stock shall automatically be converted into fully paid and nonassessable shares of common stock, at the then effective conversion price, (i) upon the vote, written consent, or conversion of the holders of at least a majority of the issued and outstanding shares of that series of preferred stock, (ii) the closing of an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock, or (iii) upon the merger of the Company with an entity whose shares of common stock trade publicly.

Warrants

No new warrants were granted in 2019 and 2018. At December 31, 2018, outstanding warrants to purchase shares of common stock, accounted for as equity or liabilities, are as follows:

Shares Underlying Outstanding Warrants	Exercise Price	Expiration Date
302,256	$0.27	July 27, 2020
155,433	$1.34	September 20, 2020
159,085	$2.67	September 30, 2020
592,700	$5.34	June 30, 2021
604,703	$5.34	June 30, 2022
262,173	$5.34	June 30, 2023
280,899	$5.34	June 30, 2024
318,353	$5.34	June 30, 2025
2,675,602

The weighted average exercise price of outstanding warrants to purchase common stock at December 31, 2018 was $4.38 per share with remaining terms expiring between July 27, 2020 to June 30, 2025.

As of December 31, 2019 there are no outstanding warrants to purchase shares of common stock, accounted for as equity or liabilities.

Shares Underlying Outstanding Warrants as of December 31, 2018	Shares Underlying Warrants Exchanged on September 30, 2019	Shares Underlying Outstanding Warrants as of December 31, 2019
2,675,602	(2,675,602)	—